Intangible Assets other than Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets other than Goodwill (Table)
	Acquisition Cost	Accumulated Amortization	Net Book Value December 31, 2021
Trade name	$90,000	$(45,985)	$44,015
Port terminal operating rights	53,152	(14,833)	38,319
Customer relationships	35,490	(24,843)	10,647
Total Intangible assets	$178,642	$(85,661)	$92,981

Net Book Value of Intangible Assets other than Goodwill as at December 31, 2020

	Acquisition Cost	Accumulated Amortization	Net Book Value December 31, 2020
Trade name	$90,000	$(43,175)	$46,825
Port terminal operating rights	53,152	(13,835)	39,317
Customer relationships	35,490	(23,069)	12,421
Total Intangible assets	$178,642	$(80,079)	$98,563

Intangible Assets other than Goodwill - Amortization Expense and Write Offs (Table)
	Amortization Expense and Write Offs Year Ended December 31, 2021	Amortization Expense and Write Offs Year Ended December 31, 2020	Amortization Expense and Write Offs Year Ended December 31, 2019
Trade name	$2,810	$2,818	$2,811
Port terminal operating rights	998	998	999
Customer relationships	1,774	1,775	1,774
Total	$5,582	$5,591	$5,584

Intangible Assets other than Goodwill - Amortization Schedule (Table)
Description	Within one year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Trade name	$2,811	$2,811	$2,811	$2,818	$2,811	$29,953	$44,015
Port terminal operating rights	995	995	995	995	995	33,344	38,319
Customer relationships	1,775	1,775	1,775	1,775	1,775	1,772	10,647
Total amortization	$5,581	$5,581	$5,581	$5,588	$5,581	$65,069	$92,981